Incentive and Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Incentive and Share-Based Compensation [Abstract]
Summary of restricted stock unit activity [Table Text Block]

The following table summarizes RSU activity for the year ended December 31, 2012 in thousands of units:

		Weighted-
		Average Grant
	Number of	Date Fair Value
	Units	(per share)

Outstanding at January 1, 2012	2,005	$19.13
Granted	269	51.06
Paid	(118)	20.37
Forfeited	(226)	18.97
Outstanding at December 31, 2012	1,930	$23.51

Fair value assumptions used to value stock options [Table Text Block]

The fair value of each stock option award is estimated, based on several assumptions, on the date of grant using the Black-Scholes option valuation model. The principal assumptions utilized in valuing stock options include the expected stock price volatility (based on the historic average of the common stock of our peer companies and the Company's historic stock price volatility over the expected term); the expected option life (an estimate based on a simplified approach); the expected dividend yield; and the risk-free interest rate (an estimate based on the yield of United States Treasury zero coupon bond with a maturity equal to the expected life of the option). In 2012, the per share weighted-average fair value for all options granted was $9.21. In 2011, the per share weighted-average fair value for all options granted was $7.86 before the re-measurement described above and $9.88 after re-measurement. In 2010, the per share weighted-average fair value for all options granted was $7.82. These fair values were computed using the following range of assumptions for the years ended December 31:

	2012	2011	2010
Fair value assumptions:
Dividend yield	3.00%	3.00%	0.00%
Expected volatility	51.0%	50.0%	47.0%
Risk-free interest rate	0.80-1.11%	0.24-1.18%	1.63-2.94%
Weighted-average expected term, in years	6.0	3.4	5.2

Summary of stock option activity [Table Text Block]

The following table summarizes stock option activity for the year ended December 31, 2012 in thousands of shares for the non-qualified stock options:

					Aggregate
			Weighted-		Intrinsic
	Number	Weighted-	Average		Value
	of	Average	Remaining		(millions of
	Shares	Price	Term		dollars)

Outstanding at January 1, 2012	7,977	$14.24
Granted	113	44.44
Exercised	(1,324)	15.25
Forfeited	(257)	15.33
Outstanding at December 31, 2012	6,509	$14.51	5.7	years	$167
Exercisable at December 31, 2012	2,591	$15.20	4.7	years	$109

Summary of restricted stock shares activity [Table Text Block]

The following table summarizes restricted stock activity for the year ended December 31, 2012 in thousands of shares:

		Weighted-
	Number of	Average Grant
	Shares	Date Fair Value

Outstanding at January 1, 2012	1,772	$17.61
Granted	0	0.00
Paid	(725)	17.61
Forfeited	0	0.00
Outstanding at December 31, 2012	1,047	$17.61